UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-00558

THE HARTFORD MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esq.

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, MA 02110-2605

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Har t ford Multifactor Funds Semi-Annual Report March 31, 2020 (Unaudited) Hartford Multifactor International Fund Hartford Multifactor Large Cap Value Fund Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (hartfordfunds.com). You will be notified by mail each time a report is posted and provided with a website link to access the report. You may at any time elect to receive paper copies of all shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, by calling 1-888-843-7824. Your election to receive reports in paper will apply to all Hartford Funds held in your account if you invest through your financial intermediary or directly with a Fund. If you previously elected to receive shareholder reports and other communications electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically anytime by contacting your financial intermediary.

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

Thank you for investing in Hartford Multifactor Mutual Funds. The following is the Funds’ Semi-Annual Report that covers the period from October 1, 2019 through March 31, 2020.

Market Review

During the six months ended March 31, 2020, U.S. stocks, as measured by the S&P 500 Index,1 lost 12.31%. The results for the period clearly reflect the impact of the coronavirus disease (COVID-19) pandemic on world economic growth and the virtual shutdown of economic activity stemming from the need for social distancing.

Prior to the initial COVID-19 outbreak in China in early 2020, “normal” macro events dominated the headlines. The new United States-Mexico-Canada Agreement signed in early 2020 was seen as a potential positive for North American trade. Tensions around the U.S.-China trade dispute receded with the signing in January of a Phase One agreement on tariffs and trade reforms. In the U.S., investors appeared to take the impeachment trial of President Trump in stride.

But the rapid global spread of the novel coronavirus changed everything, resulting in extreme market volatility, widespread expectations of a global recession, and the official end of the longest bull market in U.S. economic history. Central banks around the world, including the U.S. Federal Reserve Board (Fed), moved quickly to ratchet down key interest rates in an effort to inject liquidity into the markets. On March 3, 2020, the Fed reduced its key interest rate by a full half-percent. A follow-up reduction has left rates near zero. The Fed also embarked on $700 billion in new debt purchases.

As worldwide COVID-19 infection rates and deaths mounted, Western governments, including the U.S., unveiled broad and extensive fiscal policy initiatives designed to encourage workers to stay home, help businesses avoid layoffs, and subsidize the struggling healthcare system’s efforts to combat the virus.

On March 6, 2020, a bipartisan bill creating a $7 billion disaster-assistance loan package for small businesses impacted by COVID-19 was passed by the U.S. Congress and signed into law. Then, on March 27, 2020, a massive $2 trillion economic stimulus package – the largest fiscal rescue package in U.S. history – was enacted. The package provided, among other things, up to $400 billion in small business loans designed primarily to cover employee salaries, rent, paid leave, and other necessities. The law also provided direct cash assistance of up to $1,200 for the majority of individuals.

Needless to say, it’s impossible to know the full economic and social impact social distancing will have through a global pandemic of unknown duration. In this uncertain time, it’s more important than ever to maintain a strong relationship with your financial advisor.

Thank you again for investing in Hartford Multifactor Mutual Funds. For the most up-to-date information on our complete selection of mutual funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance does not guarantee future results.

Hartford Multifactor Funds

Hartford Multifactor International Fund

Fund Overview

March 31, 2020 (Unaudited)

Inception 05/31/2019 (sub-advised by Mellon Investments Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of companies located in major developed markets of Europe, Canada and the Pacific Region.

Cumulative Total Returns

for the Period Ending 03/31/20

	6 Months[1]	Since Inception[2]
Class R3	-19.76%	-17.36%
Class R4	-19.76%	-17.34%
Class R5	-19.74%	-17.29%
Class R6	-19.74%	-17.29%
Class Y	-19.74%	-17.30%
Class F	-19.74%	-17.29%
Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index	-19.53%	-17.00%
MSCI World ex USA Index (Net)	-17.23%	-13.13%

[1]	Not Annualized
[2]	Inception: 05/31/2019. Cumulative returns not annualized.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on March 31, 2020, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For more information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class R3	1.18%	1.04%
Class R4	0.88%	0.74%
Class R5	0.58%	0.44%
Class R6	0.46%	0.34%
Class Y	0.57%	0.44%
Class F	0.46%	0.34%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until January 31, 2021 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended March 31, 2020.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater in particular geographic regions or countries. • Investments focused in a sector, industry or group of industries may increase volatility and risk. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index.

Composition by Sector(1)

as of March 31, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	9.0%
Consumer Discretionary	9.9
Consumer Staples	10.6
Energy	3.3
Financials	18.6
Health Care	13.1
Industrials	11.5
Information Technology	4.9
Materials	4.3
Real Estate	5.6
Utilities	6.1

Total	96.9%

Short-Term Investments	1.0
Other Assets & Liabilities	2.1

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

2

Hartford Multifactor Large Cap Value Fund

Fund Overview

March 31, 2020 (Unaudited)

Inception 05/31/2019 (sub-advised by Mellon Investments Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of exchange traded value-oriented U.S. equity securities.

Cumulative Total Returns

for the Period Ending 03/31/20

	6 Months[1]	Since Inception[2]
Class R3	-21.87%	-14.99%
Class R4	-21.85%	-14.97%
Class R5	-21.81%	-14.93%
Class R6	-21.70%	-14.81%
Class Y	-21.81%	-14.93%
Class F	-21.70%	-14.81%
Hartford Multifactor Large Cap Value Index	-22.44%	-15.57%
Russell 1000 Value Index	-21.30%	-14.51%

[1]	Not annualized
[2]	Inception: 05/31/2019. Cumulative returns not annualized.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on March 31, 2020, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For more information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class R3	1.08%	0.94%
Class R4	0.78%	0.64%
Class R5	0.48%	0.34%
Class R6	0.36%	0.24%
Class Y	0.47%	0.34%
Class F	0.36%	0.24%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until January 31, 2021 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended March 31, 2020.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Investments focused in a sector, industry or group of industries may increase volatility and risk. •The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index.

Composition by Sector(1)

as of March 31, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	10.8%
Consumer Discretionary	4.2
Consumer Staples	6.6
Energy	7.2
Financials	22.0
Health Care	10.3
Industrials	9.2
Information Technology	9.4
Materials	4.1
Real Estate	4.2
Utilities	6.8

Total	94.8%

Short-Term Investments	0.1
Other Assets & Liabilities	5.1

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

Hartford Multifactor Funds

Benchmark Glossary (Unaudited)

Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index seeks to address risks and opportunities within developed market stocks located outside the United States by selecting equity securities exhibiting a favorable combination of factors, including value, momentum, and quality.

Hartford Multifactor Large Cap Value Index is designed to capture the performance potential of US equities by seeking the enhanced return potential of multiple risk factors while maintaining targeted ranges of exposures across size and sector dimensions.

MSCI World ex USA Index (Net) (reflects no deduction for fees, expenses or other taxes) is a free float-adjusted market capitalization index that is designed to capture large and mid cap representation across developed markets countries – excluding the United States.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

4

Hartford Multifactor Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of October 1, 2019 through March 31, 2020, except as indicated below. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class’s annualized expense ratio multiplied by average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses paid during the period October 1, 2019 through March 31, 2020	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses paid during the period October 1, 2019 through March 31, 2020	Annualized expense ratio
Hartford Multifactor International Fund
Class R3	$1,000.00	$802.40	$1.94	$1,000.00	$1,022.85	$2.17	0.43%
Class R4	$1,000.00	$802.40	$1.94	$1,000.00	$1,022.85	$2.17	0.43%
Class R5	$1,000.00	$802.60	$1.58	$1,000.00	$1,023.25	$1.77	0.35%
Class R6	$1,000.00	$802.60	$1.53	$1,000.00	$1,023.30	$1.72	0.34%
Class Y	$1,000.00	$802.60	$1.62	$1,000.00	$1,023.20	$1.82	0.36%
Class F	$1,000.00	$802.60	$1.53	$1,000.00	$1,023.30	$1.72	0.34%

Hartford Multifactor Large Cap Value Fund
Class R3	$1,000.00	$781.30	$1.60	$1,000.00	$1,023.20	$1.82	0.36%
Class R4	$1,000.00	$781.50	$1.60	$1,000.00	$1,023.20	$1.82	0.36%
Class R5	$1,000.00	$781.90	$1.38	$1,000.00	$1,023.45	$1.57	0.31%
Class R6	$1,000.00	$783.00	$1.07	$1,000.00	$1,023.80	$1.21	0.24%
Class Y	$1,000.00	$781.90	$1.43	$1,000.00	$1,023.40	$1.62	0.32%
Class F	$1,000.00	$783.00	$1.07	$1,000.00	$1,023.80	$1.21	0.24%

5

Hartford Multifactor International Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9%
	Australia - 7.2%
1,040	AGL Energy Ltd.	$10,884
272	Ansell Ltd.	4,504
317	Australia & New Zealand Banking Group Ltd.	3,325
1,034	Bendigo & Adelaide Bank Ltd.	3,973
485	BHP Group Ltd.	8,799
2,077	BlueScope Steel Ltd.	10,874
722	Caltex Australia Ltd.	9,749
426	CIMIC Group Ltd.	6,034
1,256	Coca-Cola Amatil Ltd.	6,779
55	Cochlear Ltd.	6,268
259	Computershare Ltd.	1,550
48	CSL Ltd.	8,701
1,009	Dexus REIT	5,591
773	Downer EDI Ltd.	1,412
58	Flight Centre Travel Group Ltd.(1)(5)	330
1,669	Fortescue Metals Group Ltd.	10,228
1,887	GPT Group REIT	4,192
335	JB Hi-Fi Ltd.	5,768
2,270	Link Administration Holdings Ltd.	4,482
24	Macquarie Group Ltd.	1,278
3,630	Mirvac Group REIT	4,612
6,233	Qantas Airways Ltd.	12,127
76	Ramsay Health Care Ltd.	2,672
4,193	Scentre Group REIT	4,016
426	Sonic Healthcare Ltd.	6,403
192	Suncorp Group Ltd.	1,066
4,341	Telstra Corp. Ltd.	8,149
669	Wesfarmers Ltd.	14,176
538	Woolworths Group Ltd.	11,700

		179,642

	Austria - 0.1%
38	Oesterreichische Post AG	1,356
31	OMV AG	848
145	UNIQA Insurance Group AG	1,115

		3,319

	Belgium - 2.0%
10	Ackermans & van Haaren N.V.	1,298
318	Ageas	13,252
150	Colruyt S.A.	8,131
26	Elia Group S.A.	2,532
11	KBC Ancora	305
164	KBC Group N.V.	7,442
467	Proximus SADP	10,724
14	Sofina S.A.	2,847
35	UCB S.A.	2,995

		49,526

	Canada - 10.3%
223	Air Canada*	2,496
358	Alimentation Couche-Tard, Inc. Class B	8,433
373	AltaGas Ltd.	3,379
83	Atco Ltd. Class I	2,298
270	Bank of Montreal	13,633
135	Bank of Nova Scotia	5,513
206	Barrick Gold Corp.	3,785
278	BCE, Inc.	11,404
202	Canadian Apartment Properties REIT	6,113
29	Canadian Imperial Bank of Commerce	1,690
66	Canadian Tire Corp. Ltd. Class A	3,984
133	Canadian Utilities Ltd. Class A	3,179
254	Capital Power Corp.	4,900
242	CGI, Inc.*	13,102
73	Emera, Inc.	2,879
325	Empire Co., Ltd. Class A	6,358

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Canada - 10.3% - (continued)
5	Fairfax Financial Holdings Ltd.	$1,533
12	Fortis, Inc.	463
101	Genworth MI Canada, Inc.	2,244
115	George Weston Ltd.	8,223
437	Great-West Lifeco, Inc.	7,549
402	Husky Energy, Inc.	1,011
194	Hydro One Ltd.(2)	3,493
160	iA Financial Corp., Inc.	5,030
151	Imperial Oil Ltd.	1,707
56	Intact Financial Corp.	4,840
2,013	Kinross Gold Corp.*	8,082
277	Loblaw Cos., Ltd.	14,280
31	Magna International, Inc.	989
518	Manulife Financial Corp.	6,504
183	Metro, Inc.	7,400
48	National Bank of Canada	1,855
37	Onex Corp.	1,354
48	Open Text Corp.	1,679
294	Parkland Fuel Corp.	5,183
808	Power Corp. of Canada(3)	12,999
192	Quebecor, Inc. Class B	4,244
293	RioCan Real Estate Investment Trust REIT	3,358
221	Rogers Communications, Inc. Class B	9,225
184	Royal Bank of Canada	11,397
126	Saputo, Inc.	3,030
180	Shaw Communications, Inc. Class B	2,920
151	Stantec, Inc.	3,863
402	Sun Life Financial, Inc.	12,932
194	Suncor Energy, Inc.	3,096
576	TELUS Corp.	9,107
68	Toromont Industries Ltd.	2,979

		255,715

	China - 0.1%
500	Kerry Logistics Network Ltd.	616
5,000	Yangzijiang Shipbuilding Holdings Ltd.	2,901

		3,517

	Denmark - 2.4%
7	Carlsberg A/S Class B	788
48	Coloplast A/S Class B	6,961
17	GN Store Nord A/S	754
248	H. Lundbeck A/S	7,282
236	ISS A/S	3,229
355	Novo Nordisk A/S Class B	21,199
71	Orsted A/S(2)	6,951
210	Pandora A/S	6,747
16	Rockwool International A/S Class B	2,882
25	Royal Unibrew A/S	1,797
52	Topdanmark A/S	2,087

		60,677

	Finland - 0.7%
50	Elisa Oyj	3,086
97	Kesko Oyj Class B	5,485
22	Kone Oyj Class B	1,232
64	Orion Oyj Class B	2,605
71	Sampo Oyj Class A	2,048
50	TietoEVRY Oyj	1,079
38	Valmet Oyj	738

		16,273

	France - 5.9%
484	Air France-KLM*(3)	2,692
147	Alstom S.A.	6,070
26	Arkema S.A.	1,775
119	AXA S.A.	2,015

The accompanying notes are an integral part of these financial statements.

6

Hartford Multifactor International Fund

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	France - 5.9% - (continued)
45	BioMerieux	$5,094
550	Bouygues S.A.	15,962
132	Cie Generale des Etablissements Michelin SCA	11,561
295	CNP Assurances	2,856
26	Covivio REIT	1,460
107	Eiffage S.A.	7,595
22	Eurazeo SE	987
37	Faurecia SE	1,083
35	Gecina S.A. REIT	4,606
55	Ipsen S.A.	2,819
90	Korian S.A.	2,777
58	Nexity S.A.	1,785
595	Orange S.A.	7,204
848	Peugeot S.A.	11,040
75	Rubis SCA	3,093
146	Sanofi	12,640
202	SCOR SE	4,444
101	Societe BIC S.A.	5,610
394	Societe Generale S.A.	6,455
42	Sodexo S.A.	2,820
851	Suez	8,646
318	Total S.A.(3)	11,982
71	Veolia Environnement S.A.	1,500

		146,571

	Germany - 4.6%
62	Allianz SE	10,558
355	Alstria Office AG REIT	5,095
16	Carl Zeiss Meditec AG	1,524
178	Covestro AG(2)	5,402
558	Deutsche Lufthansa AG	5,219
809	Deutsche Telekom AG	10,449
94	Fresenius SE & Co. KGaA	3,500
61	Hannover Rueck SE	8,614
39	HeidelbergCement AG	1,666
112	Hella KGaA Hueck & Co.	3,212
73	Hochtief AG	4,793
35	LEG Immobilien AG	3,925
175	Merck KGaA	17,668
66	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,271
21	Rheinmetall AG	1,459
20	TAG Immobilien AG	393
81	Talanx AG*	2,725
2,745	Telefonica Deutschland Holding AG	6,739
225	Uniper SE	5,527
38	Vonovia SE	1,890

		113,629

	Hong Kong - 3.3%
1,000	Cathay Pacific Airways Ltd.	1,065
5,000	Champion REIT	3,003
2,200	Chow Tai Fook Jewellery Group Ltd.	1,554
500	CK Hutchison Holdings Ltd.	3,333
600	Dairy Farm International Holdings Ltd.	2,760
300	Hang Seng Bank Ltd.	5,111
1,000	Henderson Land Development Co., Ltd.	3,785
2,500	HK Electric Investments & HK Electric Investments Ltd.	2,400
1,400	Hongkong Land Holdings Ltd.	5,238
1,000	Hysan Development Co., Ltd.	3,229
100	Jardine Matheson Holdings Ltd.	5,033
1,000	Kerry Properties Ltd.	2,615
900	Link REIT	7,586
4,000	New World Development Co., Ltd.	4,265
1,000	NWS Holdings Ltd.	1,019
6,000	PCCW Ltd.	3,290

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Hong Kong - 3.3% - (continued)
2,000	Sino Land Co., Ltd.	$2,517
1,000	SITC International Holdings Co., Ltd.	931
1,000	Swire Pacific Ltd. Class A	6,366
1,000	Swire Properties Ltd.	2,794
300	VTech Holdings Ltd.	2,160
10,500	WH Group Ltd.(2)	9,692
1,000	Yue Yuen Industrial Holdings Ltd.	1,528

		81,274

	Ireland - 0.6%
30	CRH plc	811
91	ICON plc*	12,376
19	Kerry Group plc Class A	2,205

		15,392

	Israel - 1.3%
60	Bank Hapoalim BM	360
1,356	Bank Leumi Le-Israel BM	7,477
28	First International Bank of Israel Ltd.	676
2	Isracard Ltd.	5
1,111	Israel Chemicals Ltd.	3,538
2,261	Israel Discount Bank Ltd. Class A	6,593
317	Mizrahi Tefahot Bank Ltd.	5,835
81	Strauss Group Ltd.	2,128
46	Taro Pharmaceutical Industries Ltd.*	2,815
142	Tower Semiconductor Ltd.*	2,237

		31,664

	Italy - 2.7%
2,035	A2A S.p.A.	2,511
39	ACEA S.p.A.	619
458	Assicurazioni Generali S.p.A.	6,204
19	DiaSorin S.p.A.	2,504
76	Enav S.p.A.(2)	335
1,036	Enel S.p.A.	7,146
995	Eni S.p.A.	9,888
1,364	Hera S.p.A.	4,935
1,045	Iren S.p.A.	2,604
499	Italgas S.p.A.	2,730
479	Mediobanca Banca di Credito Finanziario S.p.A.	2,612
951	Poste Italiane S.p.A.(2)	8,004
168	Recordati S.p.A.	7,078
1,243	Unipol Gruppo S.p.A.	4,239
2,583	UnipolSai Assicurazioni S.p.A.	6,357

		67,766

	Japan - 24.3%
100	ABC-Mart, Inc.	5,005
100	Aeon Co., Ltd.	2,215
200	Alfresa Holdings Corp.	3,722
200	ANA Holdings, Inc.	4,873
200	Aozora Bank Ltd.	3,817
200	Asahi Kasei Corp.	1,401
1,300	Astellas Pharma, Inc.	20,030
200	Azbil Corp.	5,168
200	Bandai Namco Holdings, Inc.	9,701
300	Bic Camera, Inc.	2,423
400	Bridgestone Corp.	12,244
500	Brother Industries Ltd.	7,573
100	Canon Marketing Japan, Inc.	1,978
400	Canon, Inc.	8,692
100	Casio Computer Co., Ltd.	1,399
300	Dai-ichi Life Holdings, Inc.	3,563
100	Daiichikosho Co., Ltd.	2,676
2,500	Daiwa Securities Group, Inc.	9,661
300	FUJIFILM Holdings Corp.	14,784
100	Fujitsu Ltd.	9,007

The accompanying notes are an integral part of these financial statements.

7

Hartford Multifactor International Fund

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Japan - 24.3% - (continued)
400	Hakuhodo DY Holdings, Inc.	$4,036
600	Haseko Corp.	6,381
1,000	Hino Motors Ltd.	5,333
300	Hitachi Ltd.	8,618
400	Honda Motor Co., Ltd.	8,951
100	Hoya Corp.	8,503
600	ITOCHU Corp.	12,417
500	Japan Airlines Co., Ltd.	9,189
600	Japan Post Holdings Co., Ltd.	4,694
700	K’s Holdings Corp.	6,615
300	Kajima Corp.	3,066
100	Kaken Pharmaceutical Co., Ltd.	4,662
800	KDDI Corp.	23,631
1,000	Konica Minolta, Inc.	4,029
100	Kyowa Exeo Corp.	2,218
300	Kyushu Railway Co.	8,618
200	Lawson, Inc.	10,978
400	Marubeni Corp.	1,985
800	Mazda Motor Corp.	4,225
1,900	Mebuki Financial Group, Inc.	3,854
400	Medipal Holdings Corp.	7,474
200	Mitsubishi Electric Corp.	2,443
100	Mitsubishi Heavy Industries Ltd.	2,520
500	Mitsubishi UFJ Lease & Finance Co., Ltd.	2,447
200	NEC Corp.	7,283
100	NH Foods Ltd.	3,480
200	Nihon Kohden Corp.	7,553
300	Nikon Corp.	2,753
100	Nippo Corp.	2,196
600	Nippon Telegraph & Telephone Corp.	14,350
200	NTT Data Corp.	1,915
600	NTT DOCOMO, Inc.	18,764
300	Obayashi Corp.	2,546
600	Olympus Corp.	8,649
400	ORIX Corp.	4,772
400	Osaka Gas Co., Ltd.	7,511
100	Otsuka Holdings Co., Ltd.	3,902
800	Panasonic Corp.	6,056
500	Resona Holdings, Inc.	1,499
300	Ricoh Co., Ltd.	2,190
100	Sankyo Co., Ltd.	2,900
200	Santen Pharmaceutical Co., Ltd.	3,432
100	Sawai Pharmaceutical Co., Ltd.	5,358
700	Seiko Epson Corp.	7,534
200	Sekisui Chemical Co., Ltd.	2,635
700	Sekisui House Ltd.	11,544
200	Seven & i Holdings Co., Ltd.	6,605
100	Shimamura Co., Ltd.	6,043
600	Shimizu Corp.	4,669
100	Shionogi & Co., Ltd.	4,926
100	Ship Healthcare Holdings, Inc.	4,082
700	Skylark Holdings Co., Ltd.	10,377
100	Square Enix Holdings Co., Ltd.	4,468
600	Subaru Corp.	11,469
100	Sugi Holdings Co., Ltd.	5,355
500	Sumitomo Dainippon Pharma Co., Ltd.	6,491
600	Sumitomo Electric Industries Ltd.	6,269
300	Sumitomo Forestry Co., Ltd.	3,830
100	Sumitomo Mitsui Trust Holdings, Inc.	2,873
300	Sumitomo Rubber Industries Ltd.	2,818
100	Sundrug Co., Ltd.	3,204
200	Suzuken Co., Ltd.	7,266
100	Taisei Corp.	3,050
300	Teijin Ltd.	5,075
100	Toho Gas Co., Ltd.	4,508

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Japan - 24.3% - (continued)
300	Tokio Marine Holdings, Inc.	$13,726
300	Tokyo Electric Power Co. Holdings, Inc.*	1,044
400	Tokyo Gas Co., Ltd.	9,425
300	Toppan Printing Co., Ltd.	4,580
200	Tosoh Corp.	2,260
300	Toyota Boshoku Corp.	3,548
100	TS Tech Co., Ltd.	2,349
100	Tsumura & Co.	2,550
100	Tsuruha Holdings, Inc.	13,185
200	TV Asahi Holdings Corp.	3,031
100	Welcia Holdings Co., Ltd.	7,022
100	West Japan Railway Co.	6,840
700	Yamada Denki Co., Ltd.	2,788
200	Yamaha Motor Co., Ltd.	2,405
300	Yamazaki Baking Co., Ltd.	6,253
300	Z Holdings Corp	956
100	Zensho Holdings Co., Ltd.	1,904

		602,885

	Luxembourg - 0.3%
180	Grand City Properties S.A.	3,768
500	L’Occitane International S.A.	722
118	RTL Group S.A.	3,951

		8,441

	Netherlands - 4.0%
88	Aalberts N.V.	2,108
496	Aegon N.V.	1,239
1,047	Altice N.V. Class A*	4,041
337	ASR Nederland N.V.	8,473
115	GrandVision N.V.(2)(3)	3,144
996	ING Groep N.V.	5,104
863	Koninklijke Ahold Delhaize N.V.	20,105
87	Koninklijke DSM N.V.	9,786
523	NN Group N.V.	14,213
315	Randstad N.V.	11,117
660	Royal Dutch Shell plc Class A	11,467
336	Signify N.V.(2)	6,512
18	Wolters Kluwer N.V.	1,274

		98,583

	New Zealand - 0.6%
246	Contact Energy Ltd.	837
91	EBOS Group Ltd.	1,204
374	Fisher & Paykel Healthcare Corp. Ltd. Class C	6,799
425	Fletcher Building Ltd.	885
46	Mainfreight Ltd.	946
398	Mercury NZ Ltd.	996
150	Meridian Energy Ltd.	358
803	Spark New Zealand Ltd.*	1,980

		14,005

	Norway - 1.3%
207	Austevoll Seafood ASA	1,473
649	Equinor ASA	8,091
321	Leroy Seafood Group ASA	1,571
238	Marine Harvest ASA	3,599
890	Orkla ASA	7,625
136	Salmar ASA	4,499
112	SpareBank 1 SR-Bank ASA	635
273	Storebrand ASA	1,089
254	Telenor ASA	3,712

		32,294

	Portugal - 0.4%
877	Galp Energia SGPS S.A.	10,030

The accompanying notes are an integral part of these financial statements.

8

Hartford Multifactor International Fund

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Russia - 1.0%
2,072	Evraz plc	$5,928
331	Polymetal International plc	5,665
4,787	VEON Ltd.	7,229
225	X5 Retail Group N.V. GDR	6,012

		24,834

	Singapore - 1.7%
5,300	ComfortDelGro Corp. Ltd.	5,644
400	DBS Group Holdings Ltd.	5,219
9,300	Mapletree Commercial Trust REIT	11,928
1,200	Mapletree North Asia Commercial Trust REIT	675
736	Oversea-Chinese Banking Corp. Ltd.	4,459
1,200	SATS Ltd.	2,668
900	Singapore Airlines Ltd.	3,653
1,100	Singapore Telecommunications Ltd.	1,964
600	Venture Corp. Ltd.	5,716

		41,926

	Spain - 2.3%
49	Acciona S.A.	5,183
368	ACS Actividades de Construccion y Servicios S.A.	7,308
418	Banco Bilbao Vizcaya Argentaria S.A.	1,294
359	Bankinter S.A.	1,302
96	Bolsas y Mercados Espanoles SHMSF S.A.	3,474
72	Ebro Foods S.A.	1,478
207	Enagas S.A.	4,084
568	Endesa S.A.	12,019
241	Iberdrola S.A.	2,357
392	Inmobiliaria Colonial Socimi S.A.	3,695
1,068	Mapfre S.A.	1,812
448	Merlin Properties Socimi S.A. REIT	3,381
108	Red Electrica Corp. S.A.	1,941
251	Repsol S.A.	2,239
541	Telefonica S.A.	2,462
35	Viscofan S.A.	1,917

		55,946

	Sweden - 2.7%
74	Atrium Ljungberg AB Class B	1,152
194	Axfood AB	3,945
330	Castellum AB	5,564
81	Electrolux AB Class B	1,001
81	Electrolux Professional AB Class B*	233
196	Fastighets AB Balder Class B*	7,086
227	Hennes & Mauritz AB Class B(3)	2,905
214	ICA Gruppen AB	8,938
74	Industrivarden AB Class A	1,418
93	Investor AB Class B	4,196
82	L E Lundbergforetagen AB Class B	3,324
129	Loomis AB Class B	2,611
249	Peab AB Class B	1,783
589	Securitas AB Class B	6,327
243	Skanska AB Class B*	3,657
107	Svenska Handelsbanken AB Class A*	882
776	Swedbank AB Class A	8,559
536	Telia Co., AB	1,919
33	Volvo AB Class B	392
89	Wihlborgs Fastigheter AB	1,231

		67,123

	Switzerland - 6.5%
196	Adecco Group AG	7,724
104	Baloise Holding AG	13,559
3	Banque Cantonale Vaudoise	2,456
15	Bucher Industries AG	3,954
158	Credit Suisse Group AG*	1,275
57	Helvetia Holding AG	4,870

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Switzerland - 6.5% - (continued)
76	Julius Baer Group Ltd.	$2,546
82	Kuehne + Nagel International AG	11,170
71	Nestle S.A.	7,268
95	Novartis AG	7,837
51	PSP Swiss Property AG	6,377
67	Roche Holding AG	21,557
1	SGS S.A.	2,306
25	Sonova Holding AG	4,458
60	Sunrise Communications Group AG*(2)	4,809
46	Swiss Life Holding AG	15,440
27	Swiss Prime Site AG	2,628
113	Swiss Re AG	8,701
22	Swisscom AG	11,781
57	Zurich Insurance Group AG	20,024

		160,740

	United Kingdom - 10.6%
437	3i Group plc	4,234
253	Anglo American plc	4,434
65	Ashtead Group plc	1,405
123	AstraZeneca plc	10,959
162	Auto Trader Group plc(2)	875
350	Babcock International Group plc	1,652
548	Barratt Developments plc	2,962
246	Bellway plc	6,517
47	Berkeley Group Holdings plc	2,098
1,703	BP plc	6,984
264	Britvic plc	2,288
5,429	BT Group plc	7,897
2,800	Capita plc*	1,133
6,811	Centrica plc	3,209
212	Close Brothers Group plc	2,948
34	Coca-Cola European Partners plc	1,299
154	Compass Group plc	2,399
2,234	ConvaTec Group plc(2)	5,137
389	Dart Group plc	2,626
60	Diageo plc	1,903
236	Dialog Semiconductor plc*	6,134
3,611	Direct Line Insurance Group plc	13,183
301	Electrocomponents plc	1,916
132	Ferguson plc	8,162
638	Fiat Chrysler Automobiles N.V.	4,587
585	Frasers Group plc*	1,318
579	GlaxoSmithKline plc	10,864
291	Hikma Pharmaceuticals plc	7,318
974	Howden Joinery Group plc	6,127
799	HSBC Holdings plc	4,485
77	IMI plc	711
1,557	ITV plc	1,278
2,353	Kingfisher plc	4,133
5,594	Legal & General Group plc	13,217
298	Mondi plc	5,029
610	National Grid plc	7,127
126	Pennon Group plc	1,685
71	Persimmon plc	1,678
796	Redrow plc	3,529
304	Rio Tinto plc	13,936
3,615	Royal Mail plc	5,573
675	RSA Insurance Group plc	3,522
892	Smith & Nephew plc	15,714
632	SSE plc	10,156
854	Tate & Lyle plc	6,948
920	Taylor Wimpey plc	1,324
133	Travis Perkins plc	1,446
1,483	Tritax Big Box plc REIT	2,064
322	Unilever N.V.	15,827

The accompanying notes are an integral part of these financial statements.

9

Hartford Multifactor International Fund

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	United Kingdom - 10.6% - (continued)
228	WH Smith plc	$3,202
2,282	WM Morrison Supermarkets plc	4,985
598	WPP plc	4,066

		264,203

	Total Common Stocks (cost $2,892,080)	$2,405,975

SHORT-TERM INVESTMENTS - 1.0%
	Other Investment Pools & Funds - 0.1%
1,058	Fidelity Institutional Government Fund, Institutional Class, 0.27%(4)	$1,058

	Securities Lending Collateral - 0.9%
1,142	Citibank NA DDCA, 0.08%, 4/1/2020(4)	1,142
12,242	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.30%(4)	12,242
2,431	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.32%(4)	2,431
6,988	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.23%(4)	6,988

		22,803

	Total Short-Term Investments (cost $23,861)	$23,861

Total Investments (cost $2,915,941)	97.9%	$2,429,836
Other Assets and Liabilities	2.1%	52,392

Total Net Assets	100.0%	$2,482,228

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2020, the aggregate fair value of this security was $330, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $54,354, representing 2.2% of net assets.

(3)	Represents entire or partial securities on loan. See Note 7 in the accompanying Notes to Financial Statements for securities lending information.

(4)	Current yield as of period end.

(5)	Investment valued using significant unobservable inputs.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$179,642	$—	$179,312	$330
Austria	3,319	—	3,319	—
Belgium	49,526	—	49,526	—
Canada	255,715	255,715	—	—
China	3,517	—	3,517	—
Denmark	60,677	—	60,677	—
Finland	16,273	—	16,273	—
France	146,571	—	146,571	—
Germany	113,629	—	113,629	—
Hong Kong	81,274	—	81,274	—
Ireland	15,392	14,581	811	—
Israel	31,664	2,820	28,844	—
Italy	67,766	—	67,766	—
Japan	602,885	7,022	595,863	—
Luxembourg	8,441	—	8,441	—
Netherlands	98,583	1,274	97,309	—
New Zealand	14,005	—	14,005	—
Norway	32,294	—	32,294	—
Portugal	10,030	—	10,030	—
Russia	24,834	7,229	17,605	—
Singapore	41,926	—	41,926	—
Spain	55,946	1,478	54,468	—
Sweden	67,123	233	66,890	—
Switzerland	160,740	—	160,740	—
United Kingdom	264,203	5,886	258,317	—
Short-Term Investments	23,861	23,861	—	—

Total	$2,429,836	$320,099	$2,109,407	$330

(1)	For the six-month period ended March 31, 2020, there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended March 31, 2020 is not presented.

The accompanying notes are an integral part of these financial statements.

10

Hartford Multifactor Large Cap Value Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.8%
	Automobiles & Components - 1.1%
761	Ford Motor Co.	$3,676
143	General Motors Co.	2,971
137	Gentex Corp.	3,036

		9,683

	Banks - 5.5%
282	Bank of America Corp.	5,987
20	Bank of Hawaii Corp.	1,105
78	Citigroup, Inc.	3,286
5	First Citizens BancShares, Inc. Class A	1,664
91	First Hawaiian, Inc.	1,504
143	JP Morgan Chase & Co.	12,874
222	MGIC Investment Corp.	1,410
44	PNC Financial Services Group, Inc.	4,212
16	Radian Group, Inc.	207
74	Truist Financial Corp.	2,282
153	U.S. Bancorp	5,271
256	Wells Fargo & Co.	7,347

		47,149

	Capital Goods - 7.3%
32	Cummins, Inc.	4,330
17	Curtiss-Wright Corp.	1,571
45	Dover Corp.	3,777
83	Eaton Corp. plc	6,448
59	EMCOR Group, Inc.	3,618
119	Emerson Electric Co.	5,670
25	Fortune Brands Home & Security, Inc.	1,081
170	Johnson Controls International plc	4,583
71	PACCAR, Inc.	4,340
57	Raytheon Technologies Corp.	5,377
58	Simpson Manufacturing Co., Inc.	3,595
23	Snap-on, Inc.	2,503
72	Trane Technologies plc	5,947
36	Wabco Holdings, Inc.*	4,862
29	Watsco, Inc.	4,583

		62,285

	Commercial & Professional Services - 1.4%
92	IHS Markit Ltd.	5,520
52	ManpowerGroup, Inc.	2,756
52	Republic Services, Inc.	3,903

		12,179

	Consumer Durables & Apparel - 1.4%
13	Carter’s, Inc.	855
88	D.R. Horton, Inc.	2,992
27	Helen of Troy Ltd.*	3,889
37	Lennar Corp. Class A	1,413
118	PulteGroup, Inc.	2,634

		11,783

	Consumer Services - 0.6%
56	Aramark	1,118
409	Caesars Entertainment Corp.*	2,765
108	Norwegian Cruise Line Holdings Ltd.*	1,184

		5,067

	Diversified Financials - 5.3%
268	AGNC Investment Corp. REIT	2,835
529	Annaly Capital Management, Inc. REIT	2,682
117	Berkshire Hathaway, Inc. Class B*	21,391
6	BlackRock, Inc.	2,640
125	Blackstone Mortgage Trust, Inc. Class A REIT	2,328
8	Capital One Financial Corp.	403
12	Cboe Global Markets, Inc.	1,071
225	Chimera Investment Corp. REIT	2,048

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.8% - (continued)
	Diversified Financials - 5.3% - (continued)
51	Intercontinental Exchange, Inc.	$4,118
644	MFA Financial, Inc. REIT	998
25	Nasdaq, Inc.	2,374
202	Starwood Property Trust, Inc. REIT	2,071
29	Two Harbors Investment Corp. REIT	110

		45,069

	Energy - 7.2%
299	Chevron Corp.	21,665
74	ConocoPhillips	2,279
414	Exxon Mobil Corp.	15,720
381	Kinder Morgan, Inc.	5,303
114	ONEOK, Inc.	2,486
104	Phillips 66	5,580
119	Valero Energy Corp.	5,398
205	Williams Cos., Inc.	2,901

		61,332

	Food & Staples Retailing - 0.3%
148	U.S. Foods Holding Corp.*	2,621

	Food, Beverage & Tobacco - 4.1%
15	Altria Group, Inc.	580
127	Archer-Daniels-Midland Co.	4,468
211	Flowers Foods, Inc.	4,330
149	General Mills, Inc.	7,863
114	Hormel Foods Corp.	5,317
35	Ingredion, Inc.	2,642
78	Kellogg Co.	4,679
93	Mondelez International, Inc. Class A	4,657
9	Tyson Foods, Inc. Class A	521

		35,057

	Health Care Equipment & Services - 6.5%
68	Cerner Corp.	4,283
59	CVS Health Corp.	3,501
25	Danaher Corp.	3,460
78	Dentsply Sirona, Inc.	3,029
80	Henry Schein, Inc.*	4,042
27	Laboratory Corp. of America Holdings*	3,413
278	Medtronic plc	25,070
44	Quest Diagnostics, Inc.	3,533
4	Universal Health Services, Inc. Class B	396
42	Zimmer Biomet Holdings, Inc.	4,245

		54,972

	Household & Personal Products - 2.2%
170	Procter & Gamble Co.	18,700

	Insurance - 11.2%
159	Aflac, Inc.	5,444
7	Alleghany Corp.	3,866
70	Allstate Corp.	6,421
54	American Financial Group, Inc.	3,784
115	Arch Capital Group Ltd.*	3,273
47	Arthur J Gallagher & Co.	3,831
26	Assured Guaranty Ltd.	671
46	Chubb Ltd.	5,138
44	Cincinnati Financial Corp.	3,320
110	CNA Financial Corp.	3,414
19	Everest Re Group Ltd.	3,656
121	Fidelity National Financial, Inc.	3,011
80	First American Financial Corp.	3,393
53	Globe Life, Inc.	3,814
40	Hanover Insurance Group, Inc.	3,623
27	Loews Corp.	940
4	Markel Corp.*	3,712
183	MetLife, Inc.	5,594

The accompanying notes are an integral part of these financial statements.

11

Hartford Multifactor Large Cap Value Fund

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.8% - (continued)
	Insurance - 11.2% - (continued)
239	Old Republic International Corp.	$3,645
22	Principal Financial Group, Inc.	690
91	Prudential Financial, Inc.	4,745
37	Reinsurance Group of America, Inc.	3,113
47	Travelers Cos., Inc.	4,669
5	White Mountains Insurance Group Ltd.	4,550
22	Willis Towers Watson plc	3,737
71	WR Berkley Corp.	3,704

		95,758

	Materials - 4.1%
11	Avery Dennison Corp.	1,121
15	Celanese Corp.	1,101
28	Ecolab, Inc.	4,363
199	Graphic Packaging Holding Co.	2,428
18	Martin Marietta Materials, Inc.	3,406
29	Packaging Corp. of America	2,518
73	PPG Industries, Inc.	6,103
22	Reliance Steel & Aluminum Co.	1,927
74	RPM International, Inc.	4,403
90	Sonoco Products Co.	4,171
29	Vulcan Materials Co.	3,134

		34,675

	Media & Entertainment - 3.7%
16	Charter Communications, Inc. Class A*	6,981
300	Comcast Corp. Class A	10,314
14	DISH Network Corp. Class A*	280
178	Interpublic Group of Cos., Inc.	2,882
19	Liberty Broadband Corp. Class C*	2,103
110	Liberty Media Corp-Liberty SiriusXM Class C*	3,478
70	Omnicom Group, Inc.	3,843
13	Walt Disney Co.	1,256

		31,137

	Pharmaceuticals, Biotechnology & Life Sciences - 3.8%
40	Allergan plc	7,084
92	Gilead Sciences, Inc.	6,878
564	Pfizer, Inc.	18,409

		32,371

	Real Estate - 4.2%
20	Alexandria Real Estate Equities, Inc. REIT	2,741
387	Apple Hospitality, Inc. REIT	3,549
12	AvalonBay Communities, Inc. REIT	1,766
22	Camden Property Trust REIT	1,743
70	Duke Realty Corp. REIT	2,267
150	Equity Commonwealth REIT	4,757
26	Equity Residential REIT	1,604
16	Essex Property Trust, Inc. REIT	3,524
24	Healthpeak Properties, Inc. REIT	572
283	Host Hotels & Resorts, Inc. REIT	3,124
36	Mid-America Apartment Communities, Inc. REIT	3,709
36	National Health Investors, Inc. REIT	1,783
4	National Retail Properties, Inc. REIT	129
16	Realty Income Corp. REIT	798
73	Vornado Realty Trust REIT	2,643
62	Weyerhaeuser Co., REIT	1,051

		35,760

	Retailing - 1.1%
57	Genuine Parts Co.	3,838
45	LKQ Corp.*	923
47	Target Corp.	4,369

		9,130

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.8% - (continued)
	Semiconductors & Semiconductor Equipment - 3.3%
8	Applied Materials, Inc.	$367
4	Broadcom, Inc.	948
211	Cypress Semiconductor Corp.	4,921
313	Intel Corp.	16,940
5	Lam Research Corp.	1,200
38	Skyworks Solutions, Inc.	3,396

		27,772

	Software & Services - 3.6%
73	Amdocs Ltd.	4,013
70	Black Knight, Inc.*	4,064
19	CACI International, Inc. Class A*	4,012
129	Cognizant Technology Solutions Corp. Class A	5,995
52	Fidelity National Information Services, Inc.	6,325
35	Global Payments, Inc.	5,048
169	Sabre Corp.	1,002

		30,459

	Technology Hardware & Equipment - 2.5%
71	Arrow Electronics, Inc.*	3,683
62	FLIR Systems, Inc.	1,977
48	Hewlett Packard Enterprise Co.	466
218	Juniper Networks, Inc.	4,173
98	Seagate Technology plc	4,782
94	TE Connectivity Ltd.	5,920

		21,001

	Telecommunication Services - 7.1%
775	AT&T, Inc.	22,591
54	T-Mobile U.S., Inc.*	4,531
619	Verizon Communications, Inc.	33,259

		60,381

	Transportation - 0.5%
101	Delta Air Lines, Inc.	2,881
5	Kansas City Southern	636
5	Old Dominion Freight Line, Inc.	591

		4,108

	Utilities - 6.8%
12	Alliant Energy Corp.	579
7	Ameren Corp.	510
61	American Electric Power Co., Inc.	4,879
20	Atmos Energy Corp.	1,985
45	CMS Energy Corp.	2,644
78	Consolidated Edison, Inc.	6,084
15	Dominion Energy, Inc.	1,083
37	DTE Energy Co.	3,514
58	Duke Energy Corp.	4,691
28	Entergy Corp.	2,631
5	Eversource Energy	391
39	Exelon Corp.	1,435
139	FirstEnergy Corp.	5,570
29	NextEra Energy, Inc.	6,978
37	PPL Corp.	913
42	Public Service Enterprise Group, Inc.	1,886
74	Southern Co.	4,006
55	WEC Energy Group, Inc.	4,847
56	Xcel Energy, Inc.	3,377

		58,003

	Total Common Stocks (cost $964,846)	$806,452

The accompanying notes are an integral part of these financial statements.

12

Hartford Multifactor Large Cap Value Fund

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	Other Investment Pools & Funds - 0.1%
981	Fidelity Institutional Government Fund, Institutional Class, 0.27%(1)	$981

	Total Short-Term Investments (cost $981)	$981

Total Investments (cost $965,827)	94.9%	$807,433
Other Assets and Liabilities	5.1%	43,620

Total Net Assets	100.0%	$851,053

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$9,683	$9,683	$—	$—
Banks	47,149	47,149	—	—
Capital Goods	62,285	62,285	—	—
Commercial & Professional Services	12,179	12,179	—	—
Consumer Durables & Apparel	11,783	11,783	—	—
Consumer Services	5,067	5,067	—	—
Diversified Financials	45,069	45,069	—	—
Energy	61,332	61,332	—	—
Food & Staples Retailing	2,621	2,621	—	—
Food, Beverage & Tobacco	35,057	35,057	—	—
Health Care Equipment & Services	54,972	54,972	—	—
Household & Personal Products	18,700	18,700	—	—
Insurance	95,758	95,758	—	—
Materials	34,675	34,675	—	—
Media & Entertainment	31,137	31,137	—	—
Pharmaceuticals, Biotechnology & Life Sciences	32,371	32,371	—	—
Real Estate	35,760	35,760	—	—
Retailing	9,130	9,130	—	—
Semiconductors & Semiconductor Equipment	27,772	27,772	—	—
Software & Services	30,459	30,459	—	—
Technology Hardware & Equipment	21,001	21,001	—	—
Telecommunication Services	60,381	60,381	—	—
Transportation	4,108	4,108	—	—
Utilities	58,003	58,003	—	—
Short-Term Investments	981	981	—	—

Total	$807,433	$807,433	$—	$—

(1)	For the six-month period ended March 31, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

13

Hartford Multifactor Funds

Glossary (abbreviations used in the preceding Schedules of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

14

Hartford Multifactor Funds

Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	Hartford Multifactor International Fund	Hartford Multifactor Large Cap Value Fund
Assets:
Investments in securities, at market value(1)	$2,429,836	$807,433
Foreign currency	6,018	—
Receivables:
Dividends and interest	12,345	1,661
Securities lending income	19	—
Tax reclaims	739	—
Other assets	75,017	49,366

Total assets	2,523,974	858,460

Liabilities:
Obligation to return securities lending collateral	22,803	—
Payables:
Investment management fees	635	146
Transfer agent fees	27	17
Accounting services fees	31	11
Board of Directors’ fees	127	128
Distribution fees	10	11
Accrued expenses	18,113	7,094

Total liabilities	41,746	7,407

Net assets	$2,482,228	$851,053

Summary of Net Assets:
Capital stock and paid-in-capital	$3,056,118	$1,035,759
Distributable loss	(573,890)	(184,706)

Net assets	$2,482,228	$851,053

Shares authorized	300,000,000	300,000,000

Par value	$0.0001	$0.0001

Class R3: Net asset value per share	$8.11	$8.22

Shares outstanding	10,189	10,341

Net Assets	$82,681	$85,048

Class R4: Net asset value per share	$8.12	$8.23

Shares outstanding	10,180	10,332

Net Assets	$82,694	$85,063

Class R5: Net asset value per share	$8.13	$8.24

Shares outstanding	101,731	20,649

Net Assets	$827,434	$170,205

Class R6: Net asset value per share	$8.13	$8.25

Shares outstanding	101,729	30,976

Net Assets	$827,490	$255,400

Class Y: Net asset value per share	$8.13	$8.24

Shares outstanding	71,210	20,647

Net Assets	$579,181	$170,199

Class F: Net asset value per share	$8.13	$8.25

Shares outstanding	10,173	10,326

Net Assets	$82,748	$85,138

Cost of investments	$2,915,941	$965,827
Cost of foreign currency	$5,958	$—

(1) Includes Investment in securities on loan, at market value	$33,305	$—

The accompanying notes are an integral part of these financial statements.

15

Hartford Multifactor Funds

Statements of Operations

For the Six-Month Period Ended March 31, 2020 (Unaudited)

	Hartford Multifactor International Fund	Hartford Multifactor Large Cap Value Fund
Investment Income:
Dividends	$39,762	$16,346
Interest	36	36
Securities lending	57	—
Less: Foreign tax withheld	(4,614)	—

Total investment income, net	35,241	16,382

Expenses:
Investment management fees	4,520	1,027
Transfer agent fees
Class R3	51	71
Class R4	50	70
Class R5	51	71
Class R6	21	8
Class Y	64	84
Class F	2	2
Distribution fees
Class R3	260	270
Class R4	130	135
Custodian fees	9,098	2,262
Registration and filing fees	61,657	61,620
Accounting services fees	255	88
Board of Directors’ fees	166	143
Audit fees	12,705	10,222
Other expenses	4,198	3,904

Total expenses (before waivers, reimbursements and fees paid indirectly)	93,228	79,977

Expense waivers	(87,316)	(77,977)
Distribution fee reimbursements	(399)	(415)

Total waivers, reimbursements and fees paid indirectly	(87,715)	(78,392)

Total expenses, net	5,513	1,585

Net Investment Income (Loss)	29,728	14,797

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments	(104,999)	(33,159)
Net realized gain (loss) on other foreign currency transactions	(209)	—

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(105,208)	(33,159)

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	(534,568)	(218,942)
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	12	—

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(534,556)	(218,942)

Net Gain (Loss) on Investments and Foreign Currency Transactions	(639,764)	(252,101)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(610,036)	$(237,304)

The accompanying notes are an integral part of these financial statements.

16

Hartford Multifactor Funds

Statements of Changes in Net Assets

	Hartford Multifactor International Fund		Hartford Multifactor Large Cap Value Fund
	For the Six-Month Period Ended March 31, 2020 (Unaudited)	For the Period Ended September 30, 2019(1)	For the Six-Month Period Ended March 31, 2020 (Unaudited)	For the Period Ended September 30, 2019(1)
Operations:
Net investment income (loss)	$29,728	$31,367	$14,797	$8,918
Net realized gain (loss) on investments and foreign currency transactions	(105,208)	12,461	(33,159)	18,891
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(534,556)	48,436	(218,942)	60,548

Net Increase (Decrease) in Net Assets Resulting from Operations	(610,036)	92,264	(237,304)	88,357

Distributions to Shareholders:
Class R3	(1,952)	(94)	(3,750)	—
Class R4	(1,824)	(119)	(3,643)	—
Class R5	(17,254)	(1,447)	(7,130)	—
Class R6	(17,148)	(1,532)	(10,735)	—
Class Y	(12,056)	(1,012)	(7,116)	—
Class F	(1,715)	(153)	(3,578)	—

Total distributions	(51,949)	(4,357)	(35,952)	—

Capital Share Transactions:
Sold	—	3,000,060	—	1,000,060
Issued on reinvestment of distributions	51,949	4,357	35,952	—
Redeemed	—	(60)	—	(60)

Net increase from capital share transactions	51,949	3,004,357	35,952	1,000,000

Net Increase (Decrease) in Net Assets	(610,036)	3,092,264	(237,304)	1,088,357

Net Assets:
Beginning of period	3,092,264	—	1,088,357	—

End of period	$2,482,228	$3,092,264	$851,053	$1,088,357

(1)	Commenced operations on May 31, 2019.

The accompanying notes are an integral part of these financial statements.

17

Hartford Multifactor Funds

Financial Highlights

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Multifactor International Fund

For the Six-Month Period Ended March 31, 2020 (Unaudited)
R3	$10.29	$0.09	$(2.08)	$(1.99)	$(0.17)	$(0.02)	$(0.19)	$8.11	(19.76	)%(4)	$83	6.54	%(5)	0.43	%(5)	1.83	%(5)	22%
R4	10.29	0.09	(2.08)	(1.99)	(0.16)	(0.02)	(0.18)	8.12	(19.76	)(4)	83	6.29	(5)	0.43	(5)	1.83	(5)	22
R5	10.29	0.10	(2.09)	(1.99)	(0.15)	(0.02)	(0.17)	8.13	(19.74	)(4)	827	5.95	(5)	0.35	(5)	1.91	(5)	22
R6	10.29	0.10	(2.09)	(1.99)	(0.15)	(0.02)	(0.17)	8.13	(19.74	)(4)	827	5.94	(5)	0.34	(5)	1.92	(5)	22
Y	10.29	0.10	(2.09)	(1.99)	(0.15)	(0.02)	(0.17)	8.13	(19.74	)(4)	579	5.96	(5)	0.36	(5)	1.90	(5)	22
F	10.29	0.10	(2.09)	(1.99)	(0.15)	(0.02)	(0.17)	8.13	(19.74	)(4)	83	5.94	(5)	0.34	(5)	1.91	(5)	22

For the Period Ended September 30, 2019(6)
R3	$10.00	$0.10	$0.20	$0.30	$(0.01)	$—	$(0.01)	$10.29	2.99	%(4)	$103	7.71	%(5)	0.47	%(5)	2.94	%(5)	19%
R4	10.00	0.10	0.20	0.30	(0.01)	—	(0.01)	10.29	3.02	(4)	103	7.47	(5)	0.41	(5)	2.99	(5)	19
R5	10.00	0.10	0.20	0.30	(0.01)	—	(0.01)	10.29	3.04	(4)	1,031	7.22	(5)	0.35	(5)	3.05	(5)	19
R6	10.00	0.10	0.21	0.31	(0.02)	—	(0.02)	10.29	3.05	(4)	1,031	7.22	(5)	0.34	(5)	3.06	(5)	19
Y	10.00	0.10	0.20	0.30	(0.01)	—	(0.01)	10.29	3.04	(4)	722	7.22	(5)	0.35	(5)	3.05	(5)	19
F	10.00	0.10	0.21	0.31	(0.02)	—	(0.02)	10.29	3.05	(4)	103	7.22	(5)	0.34	(5)	3.05	(5)	19

Hartford Multifactor Large Cap Value Fund

For the Six-Month Period Ended March 31, 2020 (Unaudited)
R3	$10.88	$0.14	$(2.43)	$(2.29)	$(0.18)	$(0.19)	$(0.37)	$8.22	(21.87	)%(4)	$85	15.30	%(5)	0.36	%(5)	2.67	%(5)	37%
R4	10.88	0.14	(2.43)	(2.29)	(0.17)	(0.19)	(0.36)	8.23	(21.85	)(4)	85	15.05	(5)	0.36	(5)	2.67	(5)	37
R5	10.88	0.14	(2.43)	(2.29)	(0.16)	(0.19)	(0.35)	8.24	(21.81	)(4)	170	14.74	(5)	0.31	(5)	2.73	(5)	37
R6	10.88	0.15	(2.42)	(2.27)	(0.17)	(0.19)	(0.36)	8.25	(21.70	)(4)	255	14.67	(5)	0.24	(5)	2.79	(5)	37
Y	10.88	0.14	(2.43)	(2.29)	(0.16)	(0.19)	(0.35)	8.24	(21.81	)(4)	170	14.75	(5)	0.32	(5)	2.72	(5)	37
F	10.88	0.15	(2.43)	(2.28)	(0.17)	(0.18)	(0.35)	8.25	(21.70	)(4)	85	14.67	(5)	0.24	(5)	2.79	(5)	37

For the Period Ended September 30, 2019(6)
R3	$10.00	$0.09	$0.79	$0.88	$—	$—	$—	$10.88	8.80	%(4)	$109	19.26	%(5)	0.37	%(5)	2.41	%(5)	31%
R4	10.00	0.09	0.79	0.88	—	—	—	10.88	8.80	(4)	109	19.01	(5)	0.31	(5)	2.46	(5)	31
R5	10.00	0.09	0.79	0.88	—	—	—	10.88	8.80	(4)	218	18.75	(5)	0.25	(5)	2.53	(5)	31
R6	10.00	0.09	0.79	0.88	—	—	—	10.88	8.80	(4)	327	18.76	(5)	0.24	(5)	2.54	(5)	31
Y	10.00	0.09	0.79	0.88	—	—	—	10.88	8.80	(4)	218	18.75	(5)	0.25	(5)	2.53	(5)	31
F	10.00	0.09	0.79	0.88	—	—	—	10.88	8.80	(4)	109	18.76	(5)	0.24	(5)	2.54	(5)	31

(1)

Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)	Commenced operations on May 31, 2019.

The accompanying notes are an integral part of these financial statements.

18

Hartford Multifactor Funds

Notes to Financial Statements

March 31, 2020 (Unaudited)

1.	Organization:

The Hartford Mutual Funds II, Inc. (the “Company”) is an open-end registered management investment company comprised of fourteen series as of March 31, 2020. Financial statements for the series of the Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds II, Inc.:

Hartford Multifactor International Fund (the “Multifactor International Fund”)

Hartford Multifactor Large Cap Value Fund (the “Multifactor Large Cap Value Fund”)

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

The Funds commenced operations on May 31, 2019. Each Fund has registered for sale Class R3, Class R4, Class R5, Class R6, Class Y and Class F shares. These classes of shares do not have a sales charge.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Determination of Net Asset Value – The net asset value (“NAV”) of each class of each Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

19

Hartford Multifactor Funds

Notes to Financial Statements – (continued)

March 31, 2020 (Unaudited)

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

c)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed- delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

20

Hartford Multifactor Funds

Notes to Financial Statements – (continued)

March 31, 2020 (Unaudited)

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

Please refer to Note 7 for Securities Lending information.

d)

Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized gain on investments in these securities, if applicable.

e)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.

3.	Securities and Other Investments:

Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

21

Hartford Multifactor Funds

Notes to Financial Statements – (continued)

March 31, 2020 (Unaudited)

4.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.

5.	Federal Income Taxes:

a)

Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2020. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at March 31, 2020 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Multifactor International Fund	$2,915,941	$58,318	$(544,423)	$(486,105)
Multifactor Large Cap Value Fund	965,827	8,147	(166,541)	(158,394)

c)

Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period. The Funds had no capital loss carryforwards for U.S. federal income tax purposes as of September 30, 2019 (tax year end).

6.	Expenses:

a)

Investment Advisory Agreement – Lattice Strategies LLC (the “Adviser” or “Lattice”) serves as each Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Company. Lattice is a wholly owned subsidiary of Hartford Funds Management Company, LLC (“HFMC”), which is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). Lattice has overall investment supervisory responsibility for each Fund. In addition, Lattice provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. Lattice has contracted with Mellon Investments Corporation (“Mellon”) under a sub-advisory agreement pursuant to which Mellon performs the daily investment of the assets of each Fund in accordance with each Fund’s investment objective and policies. Each Fund pays a fee to Lattice, a portion of which may be used to compensate Mellon.

22

Hartford Multifactor Funds

Notes to Financial Statements – (continued)

March 31, 2020 (Unaudited)

The schedule below reflects the rates of compensation paid to Lattice for investment advisory services rendered as of March 31, 2020; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Multifactor International Fund	0.290% on first $1 billion and;
0.280% over $1 billion

Multifactor Large Cap Value Fund	0.190% on first $1 billion and;
0.180% over $1 billion

b)

Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of its Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company (“State Street”). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. Effective January 1, 2020, the fund accounting agreement with respect to each Fund was modified to reflect a new fee structure. Under this revised fee structure, HFMC is entitled to receive the following fee with respect to each Fund: the sub-accounting fee payable by HFMC to State Street plus the amount of expenses that HFMC allocates for providing the fund accounting services.

Prior to January 1, 2020, each Fund’s accounting services fees were accrued daily and paid monthly at the rates below.

Average Daily Net Assets	Annual Fees
First $3.5 billion and;	0.018%
Next $3.5 billion and	0.014%
Over $7 billion	0.010%

c)

Operating Expenses – Allocable expenses incurred by the Company are allocated to each series of the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of March 31, 2020, Lattice contractually limited the total operating expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) through May 31, 2020 as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Multifactor International Fund	1.04%	0.74%	0.44%	0.34%	0.44%	0.34%
Multifactor Large Cap Value Fund	0.94%	0.64%	0.34%	0.24%	0.34%	0.24%

d)

Distribution and Service Plan for Class R3 and R4 Shares – The Board of Directors has approved the adoption of a separate distribution plan (each, a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class R3 and Class R4 shares. Under a Plan, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to Hartford Funds Distributors, LLC (“HFD”), some of which may be paid to select broker-dealers. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third party listed as the brokerdealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund.

e)

Other Related Party Transactions – Certain officers of the Company are directors and/or officers of Lattice, HFMC and/or The Hartford or its subsidiaries. For the period ended March 31, 2020, a portion of the Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford Funds’ fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Multifactor International Fund	$2
Multifactor Large Cap Value Fund	—	*

*	Rounds to less than $1

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any

23

Hartford Multifactor Funds

Notes to Financial Statements – (continued)

March 31, 2020 (Unaudited)

other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class Y	0.11%
Class F	0.004%

Pursuant to a sub-transfer agency agreement between HASCO and DST, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. Each Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. These fees are accrued daily and paid monthly.

For the period ended March 31, 2020, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class’ average daily net assets is as follows:

Fund	Class R3	Class R4	Class R5	Class R6		Class Y	Class F
Multifactor International Fund	0.10%	0.10%	0.01%	0.00	%*	0.02%	0.00	%*
Multifactor Large Cap Value Fund	0.13%	0.13%	0.07%	0.00	%*	0.08%	0.00	%*

*	Rounds to less than .005%

7.	Securities Lending:

The Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

24

Hartford Multifactor Funds

Notes to Financial Statements – (continued)

March 31, 2020 (Unaudited)

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of March 31, 2020.

Fund	Investment Securities on Loan, at market value, Presented on the Statement of Assets and Liabilities(1)	Collateral Posted by Borrower(3)	Net Amount(2)
Multifactor International Fund	$33,305	$(33,305)	$—

(1)	It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned.
Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
(3)	Collateral received in excess of the market value of securities on loan is not presented in this table.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
Multifactor International Fund	$22,803	$16,797

8.	Secured Borrowings:

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2020.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Multifactor International Fund
Securities Lending Transactions(1)
Common Stocks	$22,803	$—	$—	$—	$22,803

Total Borrowings	$22,803	$—	$—	$—	$22,803

Gross amount of recognized liabilities for securities lending transactions					$22,803

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

9.	Affiliate Holdings:

As of March 31, 2020, affiliates of The Hartford had ownership of shares in each Fund as follows:

Percentage of a Class:

Fund	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Multifactor International Fund	100%	100%	100%	100%	100%	100%
Multifactor Large Cap Value Fund	100%	100%	100%	100%	100%	100%

Percentage of Fund by Class:

Fund	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Multifactor International Fund	3%	3%	34%	34%	23%	3%
Multifactor Large Cap Value Fund	10%	10%	20%	30%	20%	10%

25

Hartford Multifactor Funds

Notes to Financial Statements – (continued)

March 31, 2020 (Unaudited)

10.	Investment Transactions:

For the six-month period ended March 31, 2020, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Multifactor International Fund	$679,916	$761,209	$679,916	$761,209
Multifactor Large Cap Value Fund	387,788	456,694	387,788	456,694

11.	Capital Share Transactions:

The following information is for the six-month period ended March 31, 2020, and the period ended September 30, 2019:

	For the Six-Month Period Ended March 31, 2020		For the Period Ended September 30, 2019(1)
	Shares	Amount	Shares	Amount
Multifactor International Fund
Class R3
Shares Sold	—	$—	10,001	$100,010
Shares Issued for Reinvested Dividends	180	1,952	9	94
Shares Redeemed	—	—	(1)	(10)

Net Increase (Decrease)	180	1,952	10,009	100,094

Class R4
Shares Sold	—	$—	10,001	$100,010
Shares Issued for Reinvested Dividends	169	1,824	11	119
Shares Redeemed	—	—	(1)	(10)

Net Increase (Decrease)	169	1,824	10,011	100,119

Class R5
Shares Sold	—	$—	100,001	$1,000,010
Shares Issued for Reinvested Dividends	1,592	17,254	139	1,447
Shares Redeemed	—	—	(1)	(10)

Net Increase (Decrease)	1,592	17,254	100,139	1,001,447

Class R6
Shares Sold	—	$—	100,001	$1,000,010
Shares Issued for Reinvested Dividends	1,582	17,148	147	1,532
Shares Redeemed	—	—	(1)	(10)

Net Increase (Decrease)	1,582	17,148	100,147	1,001,532

Class Y
Shares Sold	—	$—	70,001	$700,010
Shares Issued for Reinvested Dividends	1,113	12,056	97	1,012
Shares Redeemed	—	—	(1)	(10)

Net Increase (Decrease)	1,113	12,056	70,097	701,012

Class F
Shares Sold	—	$—	10,001	$100,010
Shares Issued for Reinvested Dividends	158	1,715	15	153
Shares Redeemed	—	—	(1)	(10)

Net Increase (Decrease)	158	1,715	10,015	100,153

Total Net Increase (Decrease)	4,794	$51,949	300,418	$3,004,357

Multifactor Large Cap Value Fund
Class R3
Shares Sold	—	$—	10,001	$100,010
Shares Issued for Reinvested Dividends	341	3,749	—	—
Shares Redeemed	—	—	(1)	(10)

Net Increase (Decrease)	341	3,749	10,000	100,000

Class R4
Shares Sold	—	$—	10,001	$100,010
Shares Issued for Reinvested Dividends	332	3,642	—	—
Shares Redeemed	—	—	(1)	(10)

Net Increase (Decrease)	332	3,642	10,000	100,000

26

Hartford Multifactor Funds

Notes to Financial Statements – (continued)

March 31, 2020 (Unaudited)

	For the Six-Month Period Ended March 31, 2020		For the Period Ended September 30, 2019(1)
	Shares	Amount	Shares	Amount

Multifactor Large Cap Value Fund – (continued)
Class R5
Shares Sold	—	$—	20,001	$200,010
Shares Issued for Reinvested Dividends	649	7,131	—	—
Shares Redeemed	—	—	(1)	(10)

Net Increase (Decrease)	649	7,131	20,000	200,000

Class R6
Shares Sold	—	$—	30,001	$300,010
Shares Issued for Reinvested Dividends	976	10,735	—	—
Shares Redeemed	—	—	(1)	(10)

Net Increase (Decrease)	976	10,735	30,000	300,000

Class Y
Shares Sold	—	$—	20,001	$200,010
Shares Issued for Reinvested Dividends	647	7,116	—	—
Shares Redeemed	—	—	(1)	(10)

Net Increase (Decrease)	647	7,116	20,000	200,000

Class F
Shares Sold	—	$—	10,001	$100,010
Shares Issued for Reinvested Dividends	326	3,579	—	—
Shares Redeemed	—	—	(1)	(10)

Net Increase (Decrease)	326	3,579	10,000	100,000

Total Net Increase (Decrease)	3,271	$35,952	100,000	$1,000,000

(1)	Commenced operations on May 31, 2019.

12.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated to each of the funds participating in the line of credit based on average net assets of the funds. During and as of the six-month period ended March 31, 2020, none of the Funds had borrowings under this facility.

13.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

14.	Recent Accounting Pronouncement:

The FASB issued ASU 2017-08 (the “ASU”) to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. The ASU is effective for public entities for fiscal years beginning after December 15, 2018, and will become effective for private entities one year later. Management has evaluated the implication of additional disclosure and determined there is no impact to the Funds’ financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements.

ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, however, an entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. Management has elected to early adopt the provisions of ASU 2018-13 that eliminate disclosure requirements effective with the current reporting period. The impact of each Fund’s early adoption of these provisions was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between Level 1 and Level 2 of the fair value hierarchy and the timing of transfers between levels of the fair value hierarchy. Management is currently evaluating the potential impact of adopting the additional provisions of ASU 2018-13.

27

Hartford Multifactor Funds

Notes to Financial Statements – (continued)

March 31, 2020 (Unaudited)

15.	Subsequent Events:

In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended March 31, 2020, events and transactions subsequent to March 31, 2020, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.

During the six-month period ended March 31, 2020, the Company’s registered independent public accounting firm changed from Ernst & Young LLP to PricewaterhouseCoopers LLC (“PwC”). PwC will serve as the Trust’s registered independent public accounting firm for the fiscal year ended September 30, 2020.

The affects to public health, business and market conditions resulting from the coronavirus (COVID-19) pandemic that escalated during the first quarter of 2020 and has extended into the second quarter of 2020 may have a significant negative impact on the performance of the Funds’ investments. The extent and duration of this impact is currently unclear.

28

Hartford Multifactor Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, are available (1) without charge, upon request, by calling 888-843-7824 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s Form N-PORT reports are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

29

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data; and

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of March 2020), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Assurances Continentales Continentale Verzekeringen N.V; Bracht, Deckers & Mackelbert N.V.; Business Management Group, Inc.; Canal Re S.A.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (Europe) N.V.; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators N.V.; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.

Revised March 2020

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Lattice Strategies, LLC (Lattice) is the Fund’s investment manager and Mellon Investments Corporation is the Fund’s subadviser. Hartford Funds refers to Hartford Funds Distributors, LLC, Member FINRA, Hartford Funds Management Company, LLC, and Lattice.

MFSAR-MLT20    05/20    216774    Printed in U.S.A.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to this requirement.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by

Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable
(a)(2)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable
(a)(4)	Not applicable
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: June 8, 2020	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 8, 2020	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: June 8, 2020	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)